Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profit (loss)	$ 176,424	$ (8,845)	$ (48,611)	$ (37,158)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss (gain) on previously held equity in Micronet				1,934
Loss from decrease in holding percentage in former VIE				1,128
Loss from equity investment	208	184	746	(353)
Provision for doubtful accounts	570	118	618	2,574
Depreciation and amortization	111,055	871	39,766	3,088
Shares issued to service providers and employees	6,795		6,417	9,876
Stock-based compensation for employees and consultants	30	125	208	711
Loss from disposal of property and equipment				21
Changes in operating assets and liabilities:
Other non-current assets
Change in deferred taxes, net	(3,656)	(1,073)	28,759	(2,539)
Change in long-term deposit and prepaid expenses	30	203
Change in long-term deposit and other non-current assets			311	(542)
Change in right of use assets	259	324	1,311	486
Change in lease liabilities	(265)	(309)	(1,518)	(479)
Due to related party	(1,894)	737
Change in restricted cash escrow			184
Change in accrued interest	1,369		(266)	(163)
Increase (decrease) in trade accounts receivable, net	(150,131)	3,346	7,747	(19,579)
Increase in other current assets	1,367	(1,265)	1,685	(3,189)
(Decrease) increase in trade accounts payable	(2,458)	(3,606)	(2,234)	13,846
Decrease in deposit held on behalf of client	(198)	(198)	(573)	3,101
Accrued interest and exchange rate differences on loans from others			(59)
Increase in other current liabilities	103,288	401	11,520	(4,099)
Net cash provided by (used in) operating activities	242,793	(8,987)	46,011	(31,336)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets, net				(520)
Net cash acquired through business combination - Magpie Securities Limited (Appendix B)				1,834
Payment on business acquired - Beijing Fucheng (Appendix A)				(4,891)
Net cash acquired on an variable interest entity acquired - Guangxi Zhongtong (Appendix E)				460
Loan provided to related party			(791)	(4,265)
Loan provided to Tingo Inc pursuant to the merger agreement			(23,700)
Receipt of loan from related party (Micronet)			534
Net cash acquired on an variable interest entity acquired – All Weather (Appendix D)				1,560
Purchase of property and equipment	(3)	(49)	(39,645)	(689)
Acquisition of Tingo Foods (Appendix A)	56,849
Cash received from disposal of property and equipment				124
Acquisition of Tingo Mobile, Inc (Appendix F)			430,563
Deconsolidation of Micronet (Appendix C)				(2,466)
Net cash provided by (used in) investing activities	56,846	(49)	366,961	(8,853)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash received from issuance of shares by a subsidiary
Receipt of short- term loans from banks and others			144	1,657
Receipt of loan from affiliate company				220
Repayment of bank loans and others			(859)	(195)
Repayment of short-term loan	(149)	(520)
Repayment of loan from related party (Micronet)		534
Repayment on loan to related party	(8,125)		(10,000)
Proceeds from issuance of shares and warrants				105,366
Proceeds from exercise of warrants				2,474
Proceeds from exercise of options				80
Net cash provided by (used in) financing activities	(8,274)	14	(10,715)	109,602
TRANSLATION ADJUSTMENT ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(11,519)	(74)	1,256	97
NET CHANGE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	279,846	(9,096)	403,513	69,510
Cash and cash equivalents and restricted cash at beginning of the period	502,549	99,036	99,036
Cash and cash equivalents and restricted cash at end of the period	782,395	89,940	502,549	99,036
Supplemental disclosure of cash flow information:
Interest	666	6	6	44
Taxes	426	3	535	146
Previously Reported [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash and cash equivalents and restricted cash at beginning of the period	$ 502,549	$ 99,036	99,036	29,526
Cash and cash equivalents and restricted cash at end of the period			$ 502,549	$ 99,036